Average Annual Total Returns	Prospectus #6 Delaware Ivy VIP Small Cap Core Russell 2500 Index 1 year	Prospectus #6 Delaware Ivy VIP Small Cap Core Russell 2500 Index 5 years	Prospectus #6 Delaware Ivy VIP Small Cap Core Russell 2500 Index 10 years	Prospectus #7 Delaware Ivy VIP Global Equity Income MSCI World Index (net) 1 year	Prospectus #7 Delaware Ivy VIP Global Equity Income MSCI World Index (net) 5 years	Prospectus #7 Delaware Ivy VIP Global Equity Income MSCI World Index (net) 10 years	Prospectus #8 Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (net) 1 year	Prospectus #8 Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (net) 5 years	Prospectus #8 Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (net) 10 years	Prospectus #8 Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (gross) 1 year	Prospectus #8 Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (gross) 5 years	Prospectus #8 Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (gross) 10 years	Prospectus #9 Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (net) 1 year	Prospectus #9 Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (net) 5 years	Prospectus #9 Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (net) 10 years	Prospectus #9 Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (gross) 1 year	Prospectus #9 Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (gross) 5 years	Prospectus #9 Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (gross) 10 years	Prospectus #12 Delaware Ivy VIP Corporate Bond Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #12 Delaware Ivy VIP Corporate Bond Bloomberg US Corporate Investment Grade Index 5 years	Prospectus #12 Delaware Ivy VIP Corporate Bond Bloomberg US Corporate Investment Grade Index 10 years	Prospectus #13 Delaware Ivy VIP High Income ICE BofA US High Yield Constrained Index 1 year	Prospectus #13 Delaware Ivy VIP High Income ICE BofA US High Yield Constrained Index 5 years	Prospectus #13 Delaware Ivy VIP High Income ICE BofA US High Yield Constrained Index 10 years
Total	19.99%	13.64%	11.97%	15.90%	12.19%	9.87%	16.25%	12.26%	9.13%	16.82%	12.86%	9.71%	10.65%	8.93%	4.92%	11.13%	9.44%	5.40%	9.89%	6.74%	5.63%	6.07%	8.42%	6.61%